Document And Entity Information	Sep. 27, 2024
Document Information [Line Items]
Entity, Registrant Name	DOMA HOLDINGS, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Sep. 27, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39754
Entity, Tax Identification Number	84-1956909
Entity, Address, Address Line One	201 Spear St.
Entity, Address, Address Line Two	Suite 06-106
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	650
Local Phone Number	419-3827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001722438
CommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DOMA
Security Exchange Name	NYSE
WarrantsToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	DOMAW